UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     March Global Associates, LLC

Address:  570 Lexington Avenue, 24th Floor
          New York, NY 10022


13F File Number: 028-10824

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Noubar Torossian
Title:    Controller
Phone:    (212) 813-1024


Signature, Place and Date of Signing:


/s/ Noubar Torossian               New York, NY             August 14, 2007
------------------------    -----------------------    -------------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  105

Form 13F Information Table Value Total: $ 507,314
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number                 Name

1        028-06311                            March Partners, LLC


                                               FORM 13F INFORMATION TABLE


COLUMN 1                        COLUMN  2       COLUMN 3    COLUMN 4     COLUMN 5          COLUMN 6      COLUMN 7      COLUMN 8

                                TITLE                       VALUE    SHRS OR   SH/  PUT/   INVESTMENT      OTHER  VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS        CUSIP       (x1000)  PRN AMT   PRN  CALL   DISCRETION      MGRS  SOLE   SHARED  NONE
--------------                  --------        -----       -------  -------   ---  ----   ----------      ----  ----   ------  ----
21ST CENTY INS GROUP           COM              90130N103    2,276   104,100   SH          SHARED-DEFINED  1             104,100
24/7 REAL MEDIA INC            COM NEW          901314203    4,084   348,200   SH          SHARED-DEFINED  1             348,200
ACCO BRANDS CORP               COM              00081T108    1,164    50,500   SH          SHARED-DEFINED  1              50,500
ACXIOM CORP                    COM              005125109    4,142   156,600   SH          SHARED-DEFINED  1             156,600
AEROFLEX INC                   COM              007768104    3,404   240,200   SH          SHARED-DEFINED  1             240,200
AFFILIATED COMPUTER SERVICES   CL A             008190100   14,776   260,500   SH          SHARED-DEFINED  1             260,500
AFFILIATED COMPUTER SERVICES   CL A             008190100    8,735   154,000        PUT    SHARED-DEFINED  1             154,000
ALCAN INC                      COM              013716105    8,561   105,300   SH          SHARED-DEFINED  1             105,300
ALCAN INC                      COM              013716105    6,504    80,000        PUT    SHARED-DEFINED  1              80,000
ALCOA INC                      COM              013817101    4,701   116,000   SH          SHARED-DEFINED  1             116,000
ALLIANCE DATA SYSTEMS CORP     COM              018581108   11,144   144,200   SH          SHARED-DEFINED  1             144,200
ALLTEL CORP                    COM              020039103    6,552    97,000   SH          SHARED-DEFINED  1              97,000
ANADARKO PETROLEUM CORP        COM              032511107      546    10,500   SH          SHARED-DEFINED  1              10,500
ANDREW CORP                    COM              034425108    3,307   229,000   SH          SHARED-DEFINED  1             229,000
AQUANTIVE INC                  COM              03839G105    4,389    68,800   SH          SHARED-DEFINED  1              68,800
AQUILA INC                     COM              03840P102      838   205,000   SH          SHARED-DEFINED  1             205,000
ARCHSTONE SMITH TR             COM              039583109    5,887    99,600   SH          SHARED-DEFINED  1              99,600
AVAYA INC                      COM              053499109    7,999   475,000   SH          SHARED-DEFINED  1             475,000
BAUSCH & LOMB INC              COM              071707103    4,548    65,500   SH          SHARED-DEFINED  1              65,500
BIOMET INC                     COM              090613100   16,144   353,100   SH          SHARED-DEFINED  1             353,100
BRADLEY PHARMACEUTICALS INC    COM              104576103      695    32,000   SH          SHARED-DEFINED  1              32,000
C D W CORP                     COM              12512N105   11,802   138,900   SH          SHARED-DEFINED  1             138,900
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109      670    18,500   SH          SHARED-DEFINED  1              18,500
CATALINA MARKETING CORP        COM              148867104      989    31,400   SH          SHARED-DEFINED  1              31,400
CEDAR SHOPPING CTRS INC        COM NEW          150602209      373    26,000   SH          SHARED-DEFINED  1              26,000
CERIDIAN CORP NEW              COM              156779100    2,153    61,500   SH          SHARED-DEFINED  1              61,500
CLEAR CHANNEL COMMUNICATIONS   COM              184502102   10,126   267,750   SH          SHARED-DEFINED  1             267,750
CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109      445    15,700   SH          SHARED-DEFINED  1              15,700
COUNTRYWIDE FINANCIAL CORP     COM              222372104    7,779   214,000        CALL   SHARED-DEFINED  1             214,000
CYTYC CORP                     COM              232946103    2,026    47,000   SH          SHARED-DEFINED  1              47,000
DIGENE CORP                    COM              253752109    3,303    55,000   SH          SHARED-DEFINED  1              55,000
DOW CHEM CO                    COM              260543103    4,201    95,000   SH          SHARED-DEFINED  1              95,000
DOW CHEM CO                    COM              260543103    4,422   100,000        PUT    SHARED-DEFINED  1             100,000
DOW JONES & CO INC             COM              260561105    6,052   105,350   SH          SHARED-DEFINED  1             105,350
EDWARDS AG INC                 COM              281760108    2,537    30,000   SH          SHARED-DEFINED  1              30,000
EFUNDS CORP                    COM              28224R101   12,793   362,500   SH          SHARED-DEFINED  1             362,500
ENERGY EAST CORP               COM              29266M109    3,914   150,000   SH          SHARED-DEFINED  1             150,000
ENERGY PARTNERS LTD            COM              29270U105    3,299   197,639   SH          SHARED-DEFINED  1             197,639
EQUITY INNS INC                COM              294703103    5,600   250,000   SH          SHARED-DEFINED  1             250,000
FARMER BROS CO                 COM              307675108    2,654   117,300   SH          SHARED-DEFINED  1             117,300
FIRST DATA CORP                COM              319963104   16,342   500,200   SH          SHARED-DEFINED  1             500,200
FIRST DATA CORP                COM              319963104    6,688   204,700         PUT   SHARED-DEFINED  1             204,700
FLORIDA EAST COAST INDS        COM              340632108    8,373   100,900   SH          SHARED-DEFINED  1             100,900
FOOT LOCKER INC                COM              344849104      981    45,000   SH          SHARED-DEFINED  1              45,000
FOOT LOCKER INC                COM              344849104    1,090    50,000        CALL   SHARED-DEFINED  1              50,000
GENESCO INC                    COM              371532102    7,062   135,000   SH          SHARED-DEFINED  1             135,000
GENESCO INC                    COM              371532102    5,231   100,000        PUT    SHARED-DEFINED  1             100,000
GUITAR CTR MGMT INC            COM              402040109    2,991    50,000   SH          SHARED-DEFINED  1              50,000
HARMAN INTL INDS INC           COM              413086109   10,325    88,400   SH          SHARED-DEFINED  1              88,400
HERCULES OFFSHORE INC          COM              427093109    1,350    41,700   SH          SHARED-DEFINED  1              41,700
HERCULES OFFSHORE INC          COM              427093109    2,752    85,000        PUT    SHARED-DEFINED  1              85,000
HIGHLAND HOSPITALITY CORP      COM              430141101    4,514   235,100   SH          SHARED-DEFINED  1             235,100
HOLOGIC INC                    COM              436440101    1,383    25,000        CALL   SHARED-DEFINED  1              25,000
HOME DEPOT INC                 COM              437076102    1,968    50,000        CALL   SHARED-DEFINED  1              50,000
HOME DEPOT INC                 COM              437076102    1,968    50,000        PUT    SHARED-DEFINED  1              50,000
HUNTSMAN CORP                  COM              447011107    3,728   153,350   SH          SHARED-DEFINED  1             153,350
INNKEEPERS USA TR              COM              4576J0104    1,277    72,000   SH          SHARED-DEFINED  1              72,000
INTERCONTINENTALEXCHANGE INC   COM              45865V100    4,436    30,000        CALL   SHARED-DEFINED  1              30,000
INTERCONTINENTALEXCHANGE INC   COM              45865V100    3,696    25,000        PUT    SHARED-DEFINED  1              25,000
IPSCO INC                      COM              462622101    3,591    22,600   SH          SHARED-DEFINED  1              22,600
K2 INC                         COM              482732104    2,316   152,500   SH          SHARED-DEFINED  1             152,500
KEYSPAN CORP                   COM              49337W100    2,863    68,200   SH          SHARED-DEFINED  1              68,200
KOMAG INC                      COM NEW          500453204    2,392    75,000   SH          SHARED-DEFINED  1              75,000
KRAFT FOODS INC                CL A             50075N104      730    20,700   SH          SHARED-DEFINED  1              20,700
KRAFT FOODS INC                CL A             50075N104    3,525   100,000        CALL   SHARED-DEFINED  1             100,000
LAIDLAW INTL INC               COM              50730R102    5,428   157,100   SH          SHARED-DEFINED  1             157,100
LANDAMERICA FINL GROUP INC     COM              514936103    5,307    55,000   SH          SHARED-DEFINED  1              55,000
LOUISIANA PAC CORP             COM              546347105    5,231   276,500   SH          SHARED-DEFINED  1             276,500
MAF BANCORP INC                COM              55261R108    3,918    72,200   SH          SHARED-DEFINED  1              72,200
MANOR CARE INC NEW             COM              564055101   14,716   225,400   SH          SHARED-DEFINED  1             225,400
MANOR CARE INC NEW             COM              564055101   13,058   200,000        PUT    SHARED-DEFINED  1             200,000
MARINER ENERGY INC             COM              56845T305      849    35,000   SH          SHARED-DEFINED  1              35,000
MEDIMMUNE INC                  COM              584699102        0   150,000        PUT    SHARED-DEFINED  1             150,000
MGM Mirage                     COM              552953101   11,201   135,800   SH          SHARED-DEFINED  1             135,800
MGM MIRAGE                     COM              552953101   10,310   125,000        PUT    SHARED-DEFINED  1             125,000
MYERS INDS INC                 COM              628464109    3,246   146,800   SH          SHARED-DEFINED  1             146,800
NEW YORK CMNTY BANCORP INC     COM              649445103    1,438    84,500   SH          SHARED-DEFINED  1              84,500
NORTHWESTERN CORP              COM NEW          668074305    5,885   185,000   SH          SHARED-DEFINED  1             185,000
NUVEEN INVTS INC               CL A             67090F106    4,040    65,000   SH          SHARED-DEFINED  1              65,000
PATHMARK STORES INC NEW        COM              70322A101      670    51,700   SH          SHARED-DEFINED  1              51,700
PENNSYLVANIA RL ESTATE INVT    SH BEN INT       709102107    2,008    45,300   SH          SHARED-DEFINED  1              45,300
PHH CORP                       COM NEW          693320202    7,946   254,600   SH          SHARED-DEFINED  1             254,600
PROLOGIS                       SH BEN INT       743410102    2,845    50,000        CALL   SHARED-DEFINED  1              50,000
PROSHARES TR                   ULTRASHT SP500   74347R883    1,976    37,500   SH          SHARED-DEFINED  1              37,500
PROVIDENT FINL SVCS INC        COM              74386T105    1,746   110,800   SH          SHARED-DEFINED  1             110,800
QIAGEN N V                     ORD              N72482107      445    25,000        PUT    SHARED-DEFINED  1              25,000
RETAIL VENTURES INC            COM              76128Y102    3,791   235,000   SH          SHARED-DEFINED  1             235,000
SERVICEMASTER CO               COM              81760N109    1,608   104,000   SH          SHARED-DEFINED  1             104,000
SLM CORP                       COM              78442P100    5,758   100,000        PUT    SHARED-DEFINED  1             100,000
SPDR TR                        UNIT SER 1       78462F103   27,830   185,000        PUT    SHARED-DEFINED  1             185,000
SPRINT NEXTEL CORP             COM FON          852061100    1,780    85,950   SH          SHARED-DEFINED  1              85,950
STATION CASINOS INC            COM              857689103    5,911    68,100   SH          SHARED-DEFINED  1              68,100
TODCO                          COM              88889T107    2,228    47,200   SH          SHARED-DEFINED  1              47,200
TRIAD HOSPITALS INC            COM              89579K109    1,344    25,000   SH          SHARED-DEFINED  1              25,000
TRIBUNE CO NEW                 COM              896047107    1,827    62,152   SH          SHARED-DEFINED  1              62,152
TXU CORP                       COM              873168108    3,029    45,000   SH          SHARED-DEFINED  1              45,000
TXU CORP                       COM              873168108   13,460   200,000        PUT    SHARED-DEFINED  1             200,000
UNITED STATES OIL FUND LP      UNITS            91232N108      822    15,500   SH          SHARED-DEFINED  1              15,500
VENTANA MED SYS INC            COM              92276H106    1,159    15,000   SH          SHARED-DEFINED  1              15,000
VIRGIN MEDIA INC               COM              92769L101      731    30,000   SH          SHARED-DEFINED  1              30,000
WASHINGTON GROUP INTL INC      COM NEW          938862208    7,361    92,000   SH          SHARED-DEFINED  1              92,000
WENDYS INTL INC                COM              950590109   10,152   276,250   SH          SHARED-DEFINED  1             276,250
WENDYS INTL INC                COM              950590109    7,350   200,000        PUT    SHARED-DEFINED  1             200,000
WYNDHAM WORLDWIDE CORP         COM              98310W108    1,632    45,000   SH          SHARED-DEFINED  1              45,000
XM SATELLITE RADIO HLDGS INC   CL A             983759101      177    15,000   SH          SHARED-DEFINED  1              15,000

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